Note 11 - (Loss) Earnings Per Common Share (Tables)	6 Months Ended
Jun. 30, 2016
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Six months ended June 30,
	2015	2016
Income:
Net (loss)/income	(5,361)	290

Earnings per share:
Weighted average common shares outstanding, basic and diluted	1,959,603	3,426,780

(Loss)/earnings per share, basic and diluted	(2.74)	0.08